Related Party Transactions - Other current assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Related Party Transaction
Other receivables	$ 2,020	$ 2,230
Other current assets from related parties	17,607	14,793
KNOT and affiliates
Related Party Transaction
Trade receivables		804
Related Party
Related Party Transaction
Trade receivables		804
Other receivables	2,020	2,230
Other current assets from related parties	2,307	1,325
Related Party | KNOT and affiliates
Related Party Transaction
Trade receivables	912	1,803
Related Party | KOAS
Related Party Transaction
Trade receivables	1,108	427
Other receivables	$ 2,307	$ 521